Lease financings: (Tables)	6 Months Ended
Jun. 30, 2026
Lease Financings
Lease financings - Capital lease obligations, Principal payments (Table)

Twelve month periods ending	Amount
June 30, 2027	$2,731
June 30, 2028	2,731
June 30, 2029	4,383
June 30, 2030	1,364
Total bareboat lease minimum payments	$11,209
Lease financing short term	2,731
Lease financing long term	8,478